Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	SIT U S GOVERNMENT SECURITIES FUND INC
Central Index Key	0000809981
Amendment Flag	false
Document Creation Date	Jul. 29, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Aug. 01, 2013